Loans (Tables)	12 Months Ended
Aug. 31, 2023
Loans [Abstract]
Schedule of Company’s Outstanding Loans	The following table presents the Company’s outstanding loans as of August 31, 2023 and 2022:
	As of	As of
	August 31,	August 31,
	2023	2022
Short-term loans	-	$220
Long-term loans, current portion	61,240	61,240
Total	$61,240	$61,460